Income Taxes - Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Abstract]
Deferred tax assets			¥ 88,991	¥ 64,980
Deferred tax liabilities			(867,061)	(90,725)
Net deferred tax liabilities	¥ (25,745)	¥ (34,428)	(778,070)	(25,745)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(25,745)	(34,428)
Recognized in Profit or (Loss)	75,724	7,261
Recognized in Other Comprehensive Income	2,759	2,072
Acquisitions through Business Combinations	(803,026)	0
Others(1)	(27,782)	(650)
Net deferred tax liabilities, as of end of year	(778,070)	(25,745)
Unused tax losses			840,867	36,878
Deductible temporary differences			45,135	11,593
Unused tax credits			6,054	7,954
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits			1,200	3,201
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			0	0
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			1	92
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			22,690	8,901
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			163	505
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			615	301
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			741,044	25,189
Unused tax credits			4,460	4,383
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			76,354	1,890
Unused tax credits			394	370
Research and development expenses
Income Taxes [Abstract]
Net deferred tax liabilities	18,363	52,595	31,106	18,363
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	18,363	52,595
Recognized in Profit or (Loss)	(5,512)	(34,007)
Acquisitions through Business Combinations	17,605
Others(1)	650	(225)
Net deferred tax liabilities, as of end of year	31,106	18,363
Inventories
Income Taxes [Abstract]
Net deferred tax liabilities	31,909	38,452	6,264	31,909
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	31,909	38,452
Recognized in Profit or (Loss)	19,628	(6,561)
Acquisitions through Business Combinations	(39,308)
Others(1)	(5,965)	18
Net deferred tax liabilities, as of end of year	6,264	31,909
Property, plant and equipment
Income Taxes [Abstract]
Net deferred tax liabilities	(33,029)	(33,574)	(83,840)	(33,029)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(33,029)	(33,574)
Recognized in Profit or (Loss)	4,514	656
Acquisitions through Business Combinations	(52,036)
Others(1)	(3,289)	(111)
Net deferred tax liabilities, as of end of year	(83,840)	(33,029)
Intangible assets
Income Taxes [Abstract]
Net deferred tax liabilities	(168,958)	(254,908)	(864,838)	(168,958)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(168,958)	(254,908)
Recognized in Profit or (Loss)	47,320	84,254
Acquisitions through Business Combinations	(733,472)
Others(1)	(9,728)	1,696
Net deferred tax liabilities, as of end of year	(864,838)	(168,958)
Available-for-sale financial assets
Income Taxes [Abstract]
Net deferred tax liabilities	(24,078)	(28,241)	0	(24,078)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(24,078)	(28,241)
Recognized in Other Comprehensive Income		4,074
Others(1)	24,078	89
Net deferred tax liabilities, as of end of year	0	(24,078)
Financial assets measured at FVTOCI
Income Taxes [Abstract]
Net deferred tax liabilities	(29,282)		(29,282)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Other Comprehensive Income	(1,202)
Acquisitions through Business Combinations	15
Others(1)	(28,095)
Net deferred tax liabilities, as of end of year	(29,282)
Accrued expenses and provisions
Income Taxes [Abstract]
Net deferred tax liabilities	68,333	80,266	104,235	68,333
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	68,333	80,266
Recognized in Profit or (Loss)	(3,528)	(10,373)
Acquisitions through Business Combinations	37,472
Others(1)	1,958	(1,560)
Net deferred tax liabilities, as of end of year	104,235	68,333
Defined benefit plans
Income Taxes [Abstract]
Net deferred tax liabilities	2,378	4,815	16,684	2,378
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	2,378	4,815
Recognized in Profit or (Loss)	303	(3,032)
Recognized in Other Comprehensive Income	3,241	(432)
Acquisitions through Business Combinations	10,314
Others(1)	448	1,027
Net deferred tax liabilities, as of end of year	16,684	2,378
Deferred income
Income Taxes [Abstract]
Net deferred tax liabilities	17,768	17,562	17,538	17,768
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	17,768	17,562
Recognized in Profit or (Loss)	283	709
Acquisitions through Business Combinations	6
Others(1)	(519)	(503)
Net deferred tax liabilities, as of end of year	17,538	17,768
Unused tax losses
Income Taxes [Abstract]
Net deferred tax liabilities	47,687	62,886	127,343	47,687
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	47,687	62,886
Recognized in Profit or (Loss)	30,418	(16,114)
Acquisitions through Business Combinations	52,705
Others(1)	(3,467)	915
Net deferred tax liabilities, as of end of year	127,343	47,687
Tax credits
Income Taxes [Abstract]
Net deferred tax liabilities	36,421	29,563	73,669	36,421
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	36,421	29,563
Recognized in Profit or (Loss)	(335)	9,314
Acquisitions through Business Combinations	38,562
Others(1)	(979)	(2,456)
Net deferred tax liabilities, as of end of year	73,669	36,421
Investments in subsidiaries and associates
Income Taxes [Abstract]
Net deferred tax liabilities	(28,610)	(35,461)	(164,073)	(28,610)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(28,610)	(35,461)
Recognized in Profit or (Loss)	(20,353)	6,762
Acquisitions through Business Combinations	(113,900)
Others(1)	(1,210)	89
Net deferred tax liabilities, as of end of year	(164,073)	(28,610)
Other
Income Taxes [Abstract]
Net deferred tax liabilities	6,071	31,617	¥ (12,876)	¥ 6,071
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	6,071	31,617
Recognized in Profit or (Loss)	2,986	(24,347)
Recognized in Other Comprehensive Income	720	(1,570)
Acquisitions through Business Combinations	(20,989)
Others(1)	(1,664)	371
Net deferred tax liabilities, as of end of year	¥ (12,876)	¥ 6,071